SEGMENT REPORTING	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
SEGMENT REPORTING
NOTE 3	-	SEGMENT REPORTING

A.	General information:

The operations of the Group are conducted through two different core activities: Location- Based Services and Wireless Communications Products.  These activities also represent the reportable segments of the Group.

The reportable segments are viewed and evaluated separately by Company management, since the marketing strategies, processes and expected long term financial performances of the segments are different.

Location-based services:

The location-based services segment consists predominantly of regionally- based stolen vehicle recovery (SVR) services, fleet management services and value-added services comprised of personal advanced locater services and concierge services.

The Group provides location-based services in Israel, Brazil, Argentina and the United States.

Wireless communications products:

The wireless communications product segment consists of short and medium range two-way machine-to-machine wireless communications products that are used for various applications, including automatic vehicle location and automatic vehicle identification. The Group sells products to customers in Israel, United States and others.

B.	Information about reported segment profit or loss and assets:

	US dollars
(in thousands)	Location based services	Wireless communications products	Total

Six month period ended June 30, 2018 (unaudited)
Revenues	87,189	33,605	120,794
Operating income	29,433	898	30,331
Expenditures for assets	6,802	282	7,084
Depreciation and amortization	4,517	218	4,735

Six month period ended June 30, 2017 (unaudited)
Revenues	81,437	32,010	113,447
Operating income	25,487	2,482	27,969
Expenditures for assets	2,846	250	3,096
Depreciation and amortization	4,847	133	4,980

As of June 30, 2018 (unaudited)
Assets	77,364	17,666	95,030
Goodwill	1,645	1,942	3,587

As of December 31, 2017
Assets	95,384	17,192	112,576
Goodwill	1,732	2,045	3,777

C.	Information about reported segment profit or loss and assets:

The evaluation of performance is based on the operating income of each of the two reportable segments.

Accounting policies of the segments are the same as those described in the accounting policies applied in the consolidated financial statements.

Due to the nature of the reportable segments, there have been no inter-segment sales or transfers during the reported periods.

Financing expenses, net, other expenses, net, taxes on income and the share of the Company in losses of affiliated companies were not allocated to the reportable segments, since these items are carried and evaluated on the enterprise level.

D.	Reconciliations of reportable segment revenues, profit or loss, and assets, to the enterprise’s consolidated totals:

	US dollars
	Six month period ended June 30,
(in thousands)	2018	2017
	(unaudited)
Total revenues of reportable segment and consolidated revenues	120,794	113,447

Operating income
Total operating income for reportable segments	30,331	27,969
Unallocated amounts:
Financing income, net	568	841
Consolidated income before taxes on income	30,899	28,810

	US dollars
	Six month period ended June 30,
(in thousands)	2018	2017
	(unaudited)
Other significant items
Total expenditures for assets of reportable segments	7,084	3,096
Unallocated amounts	2,717	3,159
Consolidated total expenditures for assets	9,801	6,255

Total depreciation and amortization for reportable segments	4,735	4,980
Unallocated amounts	1,954	1,487
Consolidated total depreciation and amortization	6,689	6,467

	US dollars
	June 30,	December 31,
(in thousands)	2018	2017
	(unaudited)
Assets
Total assets for reportable segments (*)	98,617	116,353
Other unallocated amounts:
Current assets	68,350	59,412
Investments in affiliated and other companies	15,960	16,221
Property and equipment, net	15,005	15,092
Other unallocated amounts	9,236	8,081
Consolidated total assets (at period end)	207,168	215,159

(*)	Including goodwill.

E.	Geographic information

	Revenues
	US dollars
	Six month period ended June 30,
(in thousands)	2018	2017
	(unaudited)
Israel	62,410	56,859
United States	4,184	4,040
Brazil	45,198	42,333
Argentina	6,307	7,906
Others	2,695	2,309
Total	120,794	113,447

	Property and equipment, net
	US dollars
	June 30,	December 31,
(in thousands)	2018	2017
	(unaudited)
Israel	16,580	16,757
United States	169	118
Brazil	17,813	17,969
Argentina	2,670	4,203
Total	37,232	39,047

-	Revenues were attributed to countries based on customer location.

-	Property and equipment were classified based on major geographic areas in which the Company operates.

F.	Major customers

During the six month periods ended June 30, 2018 and 2017, there were no sales exceeding 10% of total revenues to any of the Company's customers.